Borrowings - Revolving Facility (Details) - The Revolving Facility - CAD ($)	Mar. 29, 2020	Feb. 24, 2020	Jul. 09, 2019	May 10, 2019	May 09, 2019	Mar. 31, 2019
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 467,500,000	$ 467,500,000		$ 300,000,000	$ 200,000,000
Increase in credit facility commitments	517,500,000	$ 517,500,000		$ 350,000,000	$ 250,000,000
Credit commitment	25,000,000
Credit sub-commitment	5,000,000
Swingline commitment	25,000,000
Unused borrowing capacity	226,600,000					$ 165,500,000
Letters of Credit Outstanding
Disclosure of detailed information about borrowings [line items]
Borrowings	5,700,000					1,200,000
Guarantee arrangement
Disclosure of detailed information about borrowings [line items]
Borrowings	0		$ 13,900,000
Other Noncurrent Liabilities | Deferred Financing Charges
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,700,000					$ 1,200,000